Borrowings Under Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Subordinated Borrowings [Abstract]
Summary of Group's Borrowings Under Financing Arrangements	The balances of the Group’s borrowings under financing arrangements are as following:

	As of December 31,
	2019	2020
Current portion	14,577	64,140
Non-current portion	7,453	28,643

	22,030	92,783